Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000097532 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000097532 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097532 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097532 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097532 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097532 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097532 | FR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097532 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097532 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097532 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097532 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097532 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000097532 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000097532 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000097532 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097532 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000097532 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000097532 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097532 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097532 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097532 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097532 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097532 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000097532 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097532 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097532 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097532 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097532 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097532 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097532 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097532 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097532 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097534 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000097534 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097534 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097534 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097534 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097534 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097534 | FR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097534 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097534 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097534 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097534 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097534 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000097534 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000097534 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000097534 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097534 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000097534 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000097534 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097534 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097534 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097534 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097534 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097534 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000097534 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097534 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097534 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097534 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097534 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097534 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097534 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097534 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097534 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097541 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000097541 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097541 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097541 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097541 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097541 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097541 | FR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097541 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097541 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097541 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097541 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097541 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000097541 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000097541 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000097541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097541 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000097541 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000097541 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097541 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097541 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097541 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097541 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000097541 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097541 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097541 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097541 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097541 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097541 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097541 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097541 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097541 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097539 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000097539 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097539 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097539 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097539 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097539 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097539 | FR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097539 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097539 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097539 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097539 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097539 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000097539 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000097539 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000097539 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097539 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000097539 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000097539 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097539 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097539 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097539 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097539 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097539 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000097539 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097539 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097539 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097539 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097539 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097539 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097539 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097539 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097539 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121787 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000121787 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121787 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000121787 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000121787 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121787 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000121787 | FR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000121787 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121787 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121787 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121787 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000121787 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000121787 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000121787 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000121787 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000121787 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000121787 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000121787 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000121787 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000121787 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000121787 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000121787 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000121787 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000121787 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000121787 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121787 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000121787 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000121787 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000121787 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121787 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000121787 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121787 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097536 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000097536 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097536 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000097536 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000097536 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097536 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000097536 | FR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000097536 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097536 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097536 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000097536 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000097536 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000097536 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000097536 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000097536 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000097536 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000097536 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000097536 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000097536 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000097536 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000097536 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000097536 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000097536 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000097536 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000097536 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000097536 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000097536 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000097536 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000097536 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097536 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000097536 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000097536 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253700 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253700 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253700 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253700 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253700 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253700 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253700 | FR_G50871105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253700 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253700 | FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253700 | FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253700 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253700 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000253700 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000253700 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000253700 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000253700 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253700 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253700 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253700 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000253700 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253700 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253700 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253700 | United States
Holdings [Line Items]
Percent of Net Asset Value	78.40%
C000253700 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253700 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253700 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253700 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253700 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253700 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253700 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253700 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000253700 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198586 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198586 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198586 | FR_606819993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198586 | FR_BG087C6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198586 | FR_G0593M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198586 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198586 | FR_433578101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198586 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198586 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198586 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198586 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000198586 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000198586 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000198586 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000198586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000198586 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000198586 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000198586 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198586 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198586 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000198586 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000198586 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000198586 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198586 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000198586 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198586 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198586 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000198586 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000198586 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000198586 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198589 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198589 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198589 | FR_606819993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198589 | FR_BG087C6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198589 | FR_G0593M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198589 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198589 | FR_433578101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198589 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198589 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198589 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198589 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000198589 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000198589 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000198589 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000198589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000198589 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000198589 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000198589 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198589 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198589 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000198589 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000198589 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000198589 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198589 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000198589 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198589 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198589 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000198589 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000198589 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000198589 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198590 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198590 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198590 | FR_606819993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198590 | FR_BG087C6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198590 | FR_G0593M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198590 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198590 | FR_433578101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198590 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198590 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198590 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198590 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000198590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000198590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000198590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000198590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000198590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000198590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000198590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198590 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000198590 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000198590 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000198590 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198590 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000198590 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198590 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198590 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000198590 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000198590 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000198590 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198591 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198591 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198591 | FR_606819993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000198591 | FR_BG087C6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000198591 | FR_G0593M107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198591 | FR_738998996
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198591 | FR_433578101
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000198591 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198591 | FR_671745693
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000198591 | FR_741623102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000198591 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000198591 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000198591 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000198591 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000198591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000198591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000198591 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000198591 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198591 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000198591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000198591 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000198591 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000198591 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000198591 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198591 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000198591 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198591 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000198591 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000198591 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000198591 | France
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000198591 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.60%